INVESCO Specialty Funds, Inc.

      Supplement to Statement of Additional Information
                   Dated September 11, 1995

              INVESCO International Funds, Inc.

      Supplement to Statement of Additional Information
                   Dated February 28, 1995

The sub-adviser to the INVESCO European Small Company Fund and the INVESCO Latin American Growth Fund, both of which are series of INVESCO Specialty Funds, Inc., and the INVESCO European Fund and INVESCO Pacific Basin Fund, both of which are series of INVESCO International Funds, Inc. has been changed from MIM International Limited ("MIL") to INVESCO Asset Management Limited ("IAML"). IAML is INVESCO PLC's primary investment management company in Europe and, like MIL, is located at 11 Devonshire Square in London, England. This change was made in connection with a reorganization of INVESCO PLC's European subsidiaries, and has no effect whatsoever on the services provided to the Funds. The individuals who currently are managing the Funds' portfolios will not change, and the same persons who controlled the operations of MIL control the operations of IAML.

As a result of this reorganization, the Statements of Additional Information of the above Funds are hereby amended as follows:

INVESCO Specialty Funds, Inc.
-----------------------------
The  second   paragraph  of  the  subsection  of  the  Statement  of  Additional
Information entitled "The Funds and Their Management - Sub-Advisory Agreements" is hereby amended to read as follows:

           IAML serves as sub-adviser to the European Small Company Fund and the Latin American Growth Fund pursuant to a sub-advisory agreement (the "European and Latin American Sub- Agreement") with INVESCO that was assumed by IAML from MIM International Limited ("MIL"), another indirect wholly-owned subsidiary of INVESCO PLC, on November 10, 1995. This agreement was approved on October 19, 1994 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, IAML or MIL at a meeting called for such purpose. The European and Latin American Sub-Agreement was approved on February 8, 1995, by INVESCO as the then sole shareholder of the European Small Company Fund and the Latin
      American Growth Fund for an initial term expiring April 30, 1996. Thereafter, the European and Latin American Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the Investment Company Act of 1940, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the European and Latin American Sub-Agreement or interested persons (as defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The European and Latin American Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the Investment Company Act of 1940 and the rules thereunder.

     In addition, all other references to MIL in the Statement of Additional Information of INVESCO Specialty Funds, Inc. are hereby amended to refer to IAML.

INVESCO International Funds, Inc.
---------------------------------
     The first two paragraphs of the subsection of the Statement of Additional Information entitled "The Funds and Their Management - The Sub-Adviser" are hereby amended to read as follows:

           The Sub-Adviser. INVESCO, as investment adviser, has contracted with INVESCO Asset Management Limited ("IAML") to provide investment advisory and research services on behalf of INVESCO European Fund and INVESCO Pacific Basin Fund. IAML has the primary responsibility for providing portfolio investment management services to these Funds. IAML is an indirect wholly-owned subsidiary of INVESCO PLC.

           On December 31, 1993, INVESCO MIM International, Inc., which had been acting as sub-adviser to the INVESCO International Growth Fund, ceased doing business as a result of an internal corporate reorganization. Since that time, INVESCO, as the Fund's investment adviser, has provided all portfolio management services to the Fund. This internal reorganization did not affect in any way the portfolio management services being provided to INVESCO International Growth Fund. On October 25, 1995, the Company's board of directors selected IAML to be the new sub-adviser for the INVESCO International Growth Fund and approved a new sub-advisory agreement for the Fund between INVESCO and IAML. The new sub-advisory agreement will become effective upon its approval by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of the INVESCO International Growth Fund. Until such approval is obtained, INVESCO will continue to provide all portfolio management services to the Fund. The portfolio management services provided to the Fund by INVESCO are identical to the portfolio management services provided to the INVESCO European and Pacific Basin Funds by IAML, and are described below under "Sub-Advisory Agreement."

     The first paragraph of the subsection of the Statement of Additional Information entitled "The Funds and Their Management - Sub-Advisory Agreement" is hereby amended to read as follows:

      IAML serves as sub-adviser to the INVESCO European and Pacific Basin Funds pursuant to a sub-advisory agreement (the "Sub- Agreement") with INVESCO that was assumed by IAML from MIM International Limited ("MIL"), another indirect wholly-owned subsidiary of INVESCO PLC, on November 10, 1995. The Sub- Agreement was approved on April 21, 1993, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, IAML or MIL at a meeting called for such purpose. Pursuant to authorizations granted by the public shareholders of the respective Predecessor Funds at meetings held on May 24, 1993, the respective Predecessor Funds, as the initial shareholders of the INVESCO European and Pacific Basin Funds, approved the Sub-Agreement on June 24, 1993, for an initial term expiring April 30, 1995. The Sub-Agreement has been continued by action of the board of directors until April 30, 1996. Thereafter, the Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund, as defined in the 1940 Act. Each such continuance also must be approved by a majority of the directors who are not parties to the Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     In addition, all other references to MIL in the Statement of Additional Information of INVESCO International Funds, Inc. are hereby amended to refer to IAML.

The date of this Supplement is November 10, 1995

             INVESCO European Small Company Fund
              INVESCO Latin American Growth Fund

Supplement to Prospectuses of Above Funds Dated September 11, 1995

                    INVESCO European Fund
                  INVESCO Pacific Basin Fund

Supplement to Prospectus of Above Funds Dated February 28, 1995

The sub-adviser to the above Funds has been changed from MIM International Limited ("MIL") to INVESCO Asset Management Limited ("IAML"). IAML is INVESCO PLC's primary investment management company in Europe and, like MIL, is located at 11 Devonshire Square in London, England. This change was made in connection with a reorganization of INVESCO PLC's European subsidiaries, and has no effect whatsoever on the services provided to the Funds. The individuals who currently are managing the Funds' portfolios will not change, and the same persons who controlled the operations of MIL control the operations of IAML.

As a result of this reorganization, the Prospectuses of the above Funds are hereby amended as follows:

INVESCO European Small Company Fund
-----------------------------------
The third paragraph of the section of the Fund's Prospectus entitled "The Fund and Its Management" is hereby amended to read as follows:

Pursuant to an agreement with INVESCO, INVESCO Asset Management Limited ("IAML") serves as the sub-adviser to the Fund. In that capacity, IAML has the primary responsibility, under the supervision of INVESCO, for providing portfolio management services to the Fund. IAML also is an indirect wholly-owned subsidiary of INVESCO PLC. IAML also acts as sub-adviser to the INVESCO European Fund, the INVESCO Pacific Basin Fund and the INVESCO Latin American Growth Fund. Although the Company is not a party to the sub- advisory agreement, that agreement has been approved by INVESCO as the then sole shareholder of the Fund.

INVESCO Latin American Growth Fund
----------------------------------
The fourth paragraph of the section of the Fund's Prospectus entitled "The Fund and Its Management" is hereby amended to read as follows:

Pursuant to an agreement with INVESCO, INVESCO Asset Management Limited ("IAML") serves as the sub-adviser to the Fund. In that capacity, IAML has the primary responsibility, under the supervision of INVESCO, for providing portfolio management services to the Fund. IAML also is an indirect wholly-owned subsidiary of INVESCO PLC. IAML also acts as sub-adviser to the INVESCO European Fund, the INVESCO Pacific Basin Fund and the INVESCO European Small Company Fund. Although the Company is not a party to the sub-advisory agreement, that agreement has been approved by INVESCO as the then sole shareholder of the Fund.

INVESCO European Fund and INVESCO Pacific Basin Fund
----------------------------------------------------
The fifth paragraph of the section of the Funds' Prospectus entitled "The Funds and Their Management" is hereby amended to read as follows:

Pursuant to an agreement with INVESCO, INVESCO Asset Management Limited ("IAML") serves as the sub-adviser to INVESCO European Fund and INVESCO Pacific Basin Fund. In that capacity, IAML has the primary responsibility, under the supervision of INVESCO, for providing portfolio management services to the Funds. IAML also is an indirect wholly-owned subsidiary of INVESCO PLC. IAML also acts as sub-adviser to the INVESCO European Small Company Fund and the INVESCO Latin American Growth Fund. Although the Funds are not parties to the sub-advisory agreement, that agreement has been approved by the shareholders of the Funds.

All Funds

In addition, all other references to MIL in the Prospectuses of the above Funds are hereby amended to refer to IAML.

The date of this Supplement is November 10, 1995